RIGHT-OF-USE ASSET AND OPERATING LEASE LIABILITIES	12 Months Ended
Dec. 31, 2024
Right-of-use Asset And Operating Lease Liabilities
RIGHT-OF-USE ASSET AND OPERATING LEASE LIABILITIES

NOTE 8 - RIGHT-OF-USE ASSET AND OPERATING LEASE LIABILITIES

Operating lease

On December 8, 2023, the Company entered into a new lease agreement for a lease term of two years for an office in Singapore. The Company is committed to pay a total rental fee of approximately S$77,000 for the full lease term.

Operating leases are included in the right-of-use assets, other current liabilities and long-term lease liabilities on the Consolidated Balance Sheets. Right-of-use assets and lease liabilities are recognized at each lease’s commencement date based on the present values of its lease payments over its respective lease term. When a borrowing rate is not explicitly available for a lease, the Company’s incremental borrowing rate is used based on information available at the lease’s commencement date to determine the present value of its lease payments. Operating lease payments are recognized on a straight-line basis over the lease term. The Company has S$37,000 (US$27,000) of financing leases as of December 31, 2024.

The Company used a weighted average incremental borrowing rate of 5.25% to determine the present value of the lease payments. The weighted average remaining life of the lease was 1 year.

As of December 31, 2023, right-of-use assets were S$72,000 and lease liabilities were S$72,000.

As of December 31, 2024, right-of-use assets were S$37,000 and lease liabilities were S$37,000.

Information pertaining to lease amounts recognized in our consolidated financial statements is summarized as follows:

	Years ended December 31,
	2023	2024
Years Ended December 31,	S$’000	S$’000

2024	38	-
2025	38	38
Total operating lease payment	76	38
Less: Imputed interest	(4)	(1)
Present value of operating lease liabilities	72	37

Operating lease liabilities – current	37	37
Operating lease liabilities – non-current	35	-